COVER PAGE	Nov. 02, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	Healthpeak Properties, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-08895
Entity Tax Identification Number	33-0091377
Entity Address, Address Line One	5050 South Syracuse Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	949
Local Phone Number	407-0700
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	PEAK
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000765880
Amendment Flag	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	1920 Main Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614